Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net loss	$ (4,844)	$ (1,435)
Adjustments to reconcile net income/(loss) to net cash generated from operating activities:
Depreciation and amortization	1,965	1,781
Realized gain on exchange of digital assets	(26)	(256)
Amortization of operating lease right-of-use asset	21
Equity income on equity method investments	(26)	(25)
Share-based compensation expenses	1,827	571
Decrease in accounts receivable	929	5,044
Increase in prepayments and other current assets	(2,934)	(2,270)
Change of Digital assets	(224)	(123)
Increase/(decrease) in accounts payable	38	(38)
Decrease/(Increase) in deferred revenue	(124)	420
Decrease in accrued expenses and other payables	(45)
Decrease of Current lease liability	(1)
Decrease of Lease liability-non-current	(40)
Net cash flow generated from/(used in) operating activities	(3,484)	3,669
Cash flows from investing activities:
Purchases of property and equipment	(2,498)	(4,025)
Repayment of advances from related parties	(436)	(647)
Prepayment to a third-party	(1,100)
Advances from related parties		390
Net cash used in investing activities	(4,034)	(4,282)
Cash flows from financing activities:
Proceeds from Short term loans	754	721
Repayment of Short term loans	(1,238)	(336)
Payment for investment in associate	(200)
Deferred offering costs paid	(300)
Proceeds from issuance of ordinary shares for private placement		472
Net cash generated from/(used in) financing activities	(984)	857
Net increase/(decrease) in cash and cash equivalents and restricted cash	(8,502)	244
Cash and cash equivalents and restricted cash at the beginning of the period	14,900	43
Cash and cash equivalents at the end of the period	6,398	287
Supplemental disclosure of cash flow information:
Interest paid	$ 30	$ 15